SPECIAL CHARGES, NET - Special Charges (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 26, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Special charges		$ 42.6	$ 14.2	$ 16.0
Reporting segments | Food and Beverage
Restructuring Cost and Reserve [Line Items]
Special charges		25.8	4.6	3.0
Reporting segments | Power and Energy
Restructuring Cost and Reserve [Line Items]
Special charges		8.1	7.3	9.4
Reporting segments | Industrial
Restructuring Cost and Reserve [Line Items]
Special charges		6.0	1.4	2.0
Other
Restructuring Cost and Reserve [Line Items]
Special charges		2.7	0.9	1.6
Employee termination costs
Restructuring Cost and Reserve [Line Items]
Special charges		38.5	11.6	13.5
Employee termination costs | Reporting segments | Food and Beverage
Restructuring Cost and Reserve [Line Items]
Special charges		25.1	3.4	2.6
Employee termination costs | Reporting segments | Power and Energy
Restructuring Cost and Reserve [Line Items]
Special charges		7.8	5.7	8.0
Employee termination costs | Reporting segments | Industrial
Restructuring Cost and Reserve [Line Items]
Special charges		3.4	1.6	1.4
Employee termination costs | Other
Restructuring Cost and Reserve [Line Items]
Special charges		2.2	0.9	1.5
Facility consolidation costs
Restructuring Cost and Reserve [Line Items]
Special charges	$ 16.5	2.5	0.6	1.0
Facility consolidation costs | Reporting segments | Food and Beverage
Restructuring Cost and Reserve [Line Items]
Special charges		0.3	0.5	0.0
Facility consolidation costs | Reporting segments | Power and Energy
Restructuring Cost and Reserve [Line Items]
Special charges		0.3	0.0	0.5
Facility consolidation costs | Reporting segments | Industrial
Restructuring Cost and Reserve [Line Items]
Special charges		1.9	0.1	0.5
Facility consolidation costs | Other
Restructuring Cost and Reserve [Line Items]
Special charges		0.0	0.0	0.0
Other cash costs (recoveries), net
Restructuring Cost and Reserve [Line Items]
Special charges		0.0	0.5	(0.2)
Other cash costs (recoveries), net | Reporting segments | Food and Beverage
Restructuring Cost and Reserve [Line Items]
Special charges		0.1	0.0	(0.3)
Other cash costs (recoveries), net | Reporting segments | Power and Energy
Restructuring Cost and Reserve [Line Items]
Special charges		(0.1)	0.8	0.0
Other cash costs (recoveries), net | Reporting segments | Industrial
Restructuring Cost and Reserve [Line Items]
Special charges		0.0	(0.3)	0.0
Other cash costs (recoveries), net | Other
Restructuring Cost and Reserve [Line Items]
Special charges		0.0	0.0	0.1
Non-cash asset write-downs
Restructuring Cost and Reserve [Line Items]
Special charges		1.6	1.5	1.7
Non-cash asset write-downs | Reporting segments | Food and Beverage
Restructuring Cost and Reserve [Line Items]
Special charges		0.3	0.7	0.7
Non-cash asset write-downs | Reporting segments | Power and Energy
Restructuring Cost and Reserve [Line Items]
Special charges		0.1	0.8	0.9
Non-cash asset write-downs | Reporting segments | Industrial
Restructuring Cost and Reserve [Line Items]
Special charges		0.7	0.0	0.1
Non-cash asset write-downs | Other
Restructuring Cost and Reserve [Line Items]
Special charges		$ 0.5	$ 0.0	$ 0.0